CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total	Affiliate Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent	Non-controlling Interest [Member]
Beginning Balance, value at Dec. 31, 2010	$ 1,116,310	$ 1,072,287	$ 44,023	$ 1,116,310	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	53,437	54,197	0	54,197	(760)
Other comprehensive income (loss), net of tax	(43,401)	0	(43,401)	(43,401)	0
Comprehensive income (loss)	10,036			10,796	(760)
Total net transfers (to)/from affiliate	108,834	108,834	0	108,834	0
Acquisition of noncontrolling interest	8,678	0	0	0	8,678
Ending Balance, value at Dec. 31, 2011	1,243,858	1,235,318	622	1,235,940	7,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	215,726	217,620	0	217,620	(1,894)
Other comprehensive income (loss), net of tax	13,726	0	13,726	13,726	0
Comprehensive income (loss)	229,452			231,346	(1,894)
Total net transfers (to)/from affiliate	(384,010)	(384,010)	0	(384,010)	0
Ending Balance, value at Dec. 31, 2012	1,089,300	1,068,928	14,348	1,083,276	6,024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	257,593	258,945	0	258,945	(1,352)
Other comprehensive income (loss), net of tax	(17,372)	0	(17,372)	(17,372)	0
Comprehensive income (loss)	240,221			241,573	(1,352)
Total net transfers (to)/from affiliate	(163,378)	(163,378)	0	(163,378)	0
Ending Balance, value at Dec. 31, 2013	$ 1,166,143	$ 1,164,495	$ (3,024)	$ 1,161,471	$ 4,672